Inventory - Summary of the Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 141	$ 276	$ 265
Work in process	428	211	285
Finished goods	868	748	794
Total	1,437	1,235	1,344
Less: allowance for inventory obsolescence	(77)	(36)	(76)
Inventory, net	$ 1,360	$ 1,199	$ 1,268